Other Comprehensive Income Related to Derivatives, Net of Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in fair value of derivatives	$ (131)	$ 92	$ (180)
Adjustment for net gains/losses realized and included in net income	(399)	450	(73)
Change in unrecognized gains/losses on derivative instruments	$ (530)	$ 542	$ (253)